Customer deposits - Additional information (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of customer deposits [line items]
Current accounts / Overnight deposits	€ 242,598	€ 238,940
Savings accounts	399,779	382,066
Time deposits	127,386	98,599
Private individuals
Disclosure of customer deposits [line items]
Current accounts / Overnight deposits	114,184	113,586
Savings accounts	365,170	347,234
Time deposits	€ 53,198	€ 50,033